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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Forest Investment Management LLC
Address: 53 Forest Ave
         Old Greenwich, CT  06870

13F File Number:  28-03887

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John  J. McDonald, CFA
Title:     President and Chief Operating Officer
Phone:     (203) 637-6090

Signature, Place, and Date of Signing:

      /s/  John  J. McDonald, CFA     Old Greenwich, CT     February 10, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     47

Form13F Information Table Value Total:     $679,557 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE  SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- ------- -------
AAR CORP			Convertible	000361AJ4    12233    12006 PRN		SOLE		         0	 0	 0
AAR CORP			Convertible	000361AL9     5018     5000 PRN		SOLE			 0	 0	 0
ALLEGHENY TECHNOLOGIES INC	Convertible	01741RAD4    15119    10000 PRN		SOLE			 0	 0	 0
ALLIANCE DATA SYSTEMS CORP	Convertible	018581AD0      810	750 PRN		SOLE			 0	 0	 0
ALPHA NATURAL RESOURCES INC	Common		02076X102     3731    62146  SH		SOLE		     62146	 0	 0
BARRICK GOLD CORP		Common		067901108      266     5000  SH		SOLE		      5000	 0	 0
BLACKBOARD INC			Common		091935502      332     8034  SH		SOLE		      8034	 0	 0
BOISE INC			Warrant		09746Y113      174   235000  SH		SOLE			 0	 0	 0
CANADIAN NATURAL RESOURCES	Common		136385101      333     7500  SH		SOLE		      7500	 0	 0
CIENA CORP			Common		171779309     3896   185069  SH		SOLE		    185069	 0	 0
CLEVELAND-CLIFFS INC		Common		18683K101      390     5000  SH		SOLE		      5000	 0	 0
COINSTAR INC			Convertible	19259PAF9     7169     4500 PRN		SOLE		         0	 0	 0
CUBIST PHARMACEUTICALS INC	Convertible	229678AC1     8629     8500 PRN		SOLE		         0	 0	 0
DIGITAL RIVER INC		Common		25388B104     1026    29800  SH		SOLE		     29800	 0	 0
EXTERRAN HOLDINGS INC		Convertible	30225XAA1    35642    28500 PRN		SOLE			 0	 0	 0
FORD MOTOR COMPANY		Convertible	345395206     5195   100000 PRN		SOLE			 0	 0	 0
FORD MOTOR COMPANY		Warrant		345370134      807   100000  SH		SOLE			 0	 0	 0
GENERAL CABLE CORP		Common		369300108     1797    51200  SH		SOLE		     51200	 0	 0
GENERAL MOTORS CO		Common		37045V100     6451   175000  SH		SOLE		    175000	 0	 0
GOLD RESERVE INC		Convertible	38068NAB4      573	802 PRN		SOLE			 0	 0	 0
INCYTE CORP			Convertible	45337CAJ1    17707     8550 PRN		SOLE			 0	 0	 0
ISHARES SILVER TRUST		Common		46428Q109      226     7500  SH		SOLE		      7500	 0	 0
MASTEC INC			Convertible	576323AM1      906	750 PRN		SOLE			 0	 0	 0
MICROSEMI CORP			Common		595137100      229    10000  SH		SOLE		     10000	 0	 0
NAVISTAR INTL CORP		Convertible	63934EAL2     2670     2000 PRN		SOLE			 0	 0	 0
NETAPP INC			Convertible	64110DAB0    78392    44000 PRN		SOLE		         0	 0	 0
NOVAGOLD RESOURCES INC		Convertible	66987EAA5     3143     2000 PRN		SOLE		         0	 0	 0
NUANCE COMMUNICATIONS INC	Common		67020Y100      996    54800  SH		SOLE		     54800	 0	 0
NVIDIA CORP			Common		67066G104      231    15000  SH		SOLE		     15000	 0	 0
ON SEMICONDUCTOR CORPORATION	Convertible	682189AG0     8260     7000 PRN		SOLE		         0	 0	 0
ORACLE CORP			Common		68389X105      313    10000  SH		SOLE		     10000	 0	 0
PEABODY ENERGY CORP		Common		704549104     6015    94006  SH		SOLE		     94006	 0	 0
PETROHAWK ENERGY CORP		Common		716495106      456    25000  SH		SOLE		     25000	 0	 0
PMC - SIERRA			Convertible	69344FAD8     8019     6819 PRN		SOLE		         0	 0	 0
PRICELINE.COM			Convertible	741503AM8    53821    36500 PRN		SOLE		         0	 0	 0
QUICKSILVER RESOURCES INC	Convertible	74837RAB0    10966    10047 PRN		SOLE		         0	 0	 0
ROVI CORP			Convertible	779376AA0    28349    19720 PRN		SOLE			 0	 0	 0
SALESFORCE.COM INC		Convertible	79466LAA2    85231    51500 PRN		SOLE		         0	 0	 0
SPDR TRUST SERIES 1		Option		78462F103    25150   200000  SH	 PUT	SOLE		         0	 0	 0
TAKE-TWO INTERACTIVE SOFTWRE	Convertible	874054AA7    12707     9500 PRN		SOLE		         0	 0	 0
TERADYNE INC			Convertible	880770AE2    63940    23914 PRN		SOLE		         0	 0	 0
UNITED STATES STEEL CORP	Convertible	912909AE8    58566    30000 PRN		SOLE		         0	 0	 0
VALE SA				Common		91912E105      691    20000  SH		SOLE		     20000	 0	 0
VALEANT PHARMACEUTICALS INTE	Convertible	09067JAC3    20818    10000 PRN		SOLE		         0	 0	 0
VEECO INSTRUMENTS INC		Convertible	922417AC4    30024    19303 PRN		SOLE		         0	 0	 0
VIRGIN MEDIA INC		Option		92769L101     2397    88000  SH	 PUT	SOLE		         0	 0	 0
VIRGIN MEDIA INC		Convertible	92769LAB7    49743    30000 PRN		SOLE		         0	 0	 0


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